PROPERTY AND EQUIPMENT (Details) (USD $)				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Sep. 30, 2013 Vehicles [Member]	Dec. 31, 2012 Vehicles [Member]	Sep. 30, 2013 Electronic Equipment [Member]	Dec. 31, 2012 Electronic Equipment [Member]	Sep. 30, 2013 Leasehold improvement [Member]	Dec. 31, 2012 Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures	$ 23,081	$ 22,479	$ 22,302
Vehicles	242,960	236,617	78,260
Electronic equipment	123,683	120,454	82,127
Leasehold improvement	180,475	123,006
Less: accumulated depreciation	(290,218)	(199,930)	(132,528)
Property and equipment, net	$ 279,981	$ 302,626	$ 50,161
Property, Plant and Equipment, Useful Life				5 years	5 years	4 years	44 years	3 years	33 years	3 years	33 years